As filed with the Securities and Exchange Commission on June 28, 2011

1933 Act File No. 033-11387
1940 Act File No. 811-04984

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 112	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 111	[ X ]
(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas  76155
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 4151 Amon Carter Boulevard MD 2450 Fort Worth, Texas 76155 (Name and Address of Agent for Service)	With copies to: Francine J. Rosenberger, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1601

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on July 29, 2011 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN BEACON FUNDS
CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A:  The Prospectus for the A Class, C Class, Institutional Class, Y Class and Investor Class shares of the American Beacon Small Cap Value II Fund (“Fund”) is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on December 14, 2010, accession number 0000809593-10-000139 (“PEA No. 95”)

Part B:  The Statement of Additional Information for A Class, C Class, Institutional Class, Y Class and Investor Class shares of the Fund is incorporated herein by reference to PEA No. 95

Part C:  Incorporated herein by reference to PEA No. 95

Signature Page

Explanatory Note

    This Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 29, 2011, the effectiveness of the registration statement for the American Beacon Small Cap Value II Fund, filed in Post-Effective Amendment No. 95 on December 14, 2010, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 112 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on June 28, 2011.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 112 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President	June 28, 2011
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	June 28, 2011
Melinda G. Heika

W. Humphrey Bogart*	Trustee	June 28, 2011
W. Humphrey Bogart

Brenda A. Cline*	Trustee	June 28, 2011
Brenda A. Cline

Eugene J. Duffy*	Trustee	June 28, 2011
Eugene J. Duffy

Thomas M. Dunning*	Trustee	June 28, 2011
Thomas M. Dunning

Alan D. Feld*	Trustee	June 28, 2011
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	June 28, 2011
Richard A. Massman

R. Gerald Turner*	Trustee	June 28, 2011
R. Gerald Turner

Paul J. Zucconi*	Trustee	June 28, 2011
Paul J. Zucconi

*By:	/s/ Rosemary K. Behan
Rosemary K. Behan
Attorney-In-Fact